Finance Income (Details) - Schedule of finance income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance income [Abstract]
Tax interest	S/ 1,015
Interest on accounts receivable	898	204	715
Interest on term deposits	834	2,243	1,014
Other finance income	144	529	847
Total finance income	S/ 2,891	S/ 2,976	S/ 2,576